Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 196	$ 172
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	54	52
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 142	$ 120